Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
Supplement [Text Block]	wf4_SupplementTextBlock

Supplement dated June 15, 2012, to the Wilmington Funds (the “Funds” or the “Trust;” formerly, MTB Group of Funds) Prospectus dated August 31, 2011, as supplemented (the “Prospectus”)

Effective June 15, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

1. Wilmington Maryland Municipal Bond Fund

(a) The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 24 and 68 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.64)%	2.34%	3.48%
Return After Taxes on Distributions	(2.64)%	2.32%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	(0.46)%	2.56%	3.54%
Class I Shares
Return Before Taxes	2.26%	3.42%	4.12%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BC10MB (reflects no deduction for fees, expenses or taxes)**	4.05%	4.85%	5.15%

**	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index (“BC10MB”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

2. Wilmington New York Municipal Bond Fund

(a) The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 27 and 68 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	(2.88)%	1.80%	3.14%
Return After Taxes on Distributions	(2.88)%	1.80%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	(0.68)%	2.07%	3.22%
Class I Shares
Return Before Taxes	2.01%	2.91%	3.44%*
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BCNYTE (reflects no deduction for fees, expenses or taxes)**	2.44%	4.27%	4.86%

*	Class I Shares commenced operations on August 18, 2003.
**	Effective June 15, 2012, the Fund replaced the Barclays Capital New York Tax-Exempt Index (“BCNYTE”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

3. Wilmington Pennsylvania Municipal Bond Fund

(a) The following supplements and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 30 and 69 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.34)%	2.35%	3.38%
Return After Taxes on Distributions	(2.34)%	2.35%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	(0.36)%	2.53%	3.42%
Class I Shares
Return Before Taxes	2.41%	3.42%	3.97%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%

**	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index (“BC10MB”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

4. Wilmington Virginia Municipal Bond Fund

(a) The following supplements and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 42 and 71 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.55)%	2.39%	3.40%
Return After Taxes on Distributions	(2.55)%	2.32%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	(0.56)%	2.55%	3.44%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BC10MB (reflects no deduction for fees, expenses or taxes)**	4.05%	4.85%	5.15%

**	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index (“BC10MB”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Wilmington Maryland Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf4_SupplementTextBlock

1. Wilmington Maryland Municipal Bond Fund

(a) The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 24 and 68 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.64)%	2.34%	3.48%
Return After Taxes on Distributions	(2.64)%	2.32%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	(0.46)%	2.56%	3.54%
Class I Shares
Return Before Taxes	2.26%	3.42%	4.12%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BC10MB (reflects no deduction for fees, expenses or taxes)**	4.05%	4.85%	5.15%

**	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index (“BC10MB”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Maryland Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Wilmington Maryland Municipal Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Wilmington Maryland Municipal Bond Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Wilmington Maryland Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Wilmington Maryland Municipal Bond Fund | Standard & Poor's Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[1]
Wilmington Maryland Municipal Bond Fund | BC10MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.85%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.15%	[1]
Wilmington New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf4_SupplementTextBlock

2. Wilmington New York Municipal Bond Fund

(a) The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 27 and 68 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	(2.88)%	1.80%	3.14%
Return After Taxes on Distributions	(2.88)%	1.80%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	(0.68)%	2.07%	3.22%
Class I Shares
Return Before Taxes	2.01%	2.91%	3.44%*
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BCNYTE (reflects no deduction for fees, expenses or taxes)**	2.44%	4.27%	4.86%

*	Class I Shares commenced operations on August 18, 2003.
**	Effective June 15, 2012, the Fund replaced the Barclays Capital New York Tax-Exempt Index (“BCNYTE”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

		In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Wilmington New York Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Wilmington New York Municipal Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	3.44%	[2],[3]
Wilmington New York Municipal Bond Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Wilmington New York Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Wilmington New York Municipal Bond Fund | Standard & Poor's Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[2]
Wilmington New York Municipal Bond Fund | BCNYTE (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.27%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.86%	[2]
Wilmington Pennsylvania Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf4_SupplementTextBlock

3. Wilmington Pennsylvania Municipal Bond Fund

(a) The following supplements and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 30 and 69 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.34)%	2.35%	3.38%
Return After Taxes on Distributions	(2.34)%	2.35%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	(0.36)%	2.53%	3.42%
Class I Shares
Return Before Taxes	2.41%	3.42%	3.97%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%

**	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index (“BC10MB”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

		In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Wilmington Pennsylvania Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Wilmington Pennsylvania Municipal Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Wilmington Pennsylvania Municipal Bond Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Wilmington Pennsylvania Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Wilmington Pennsylvania Municipal Bond Fund | Standard & Poor's Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[1]
Wilmington Pennsylvania Municipal Bond Fund | BC10MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Wilmington Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf4_SupplementTextBlock

4. Wilmington Virginia Municipal Bond Fund

(a) The following supplements and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 42 and 71 of the Prospectus.

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

(b) The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.55)%	2.39%	3.40%
Return After Taxes on Distributions	(2.55)%	2.32%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	(0.56)%	2.55%	3.44%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)**	3.61%	4.82%	5.10%
BC10MB (reflects no deduction for fees, expenses or taxes)**	4.05%	4.85%	5.15%

**	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index (“BC10MB”) with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

		In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Virginia Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Wilmington Virginia Municipal Bond Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Wilmington Virginia Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.56%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Wilmington Virginia Municipal Bond Fund | Standard & Poor's Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[1]
Wilmington Virginia Municipal Bond Fund | BC10MB (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.85%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.15%	[1]

[1]	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-year Municipal Bond Index ("BC10MB") with the Standard & Poor's Intermediate Municipal Index because the Standard & Poor's Intermediate Municipal Index is the more appropriate benchmark for the Fund.
[2]	Effective June 15, 2012, the Fund replaced the Barclays Capital New York Tax-Exempt Index ("BCNYTE") with the Standard & Poor's Intermediate Municipal Index because the Standard & Poor's Intermediate Municipal Index is the more appropriate benchmark for the Fund.
[3]	Class I Shares commenced operations on August 18, 2003.